Business Combination, Goodwill, and Intangible Assets, Net. (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination, Goodwill, and Intangible Assets, Net. (Details) [Line Items]
Gross consideration		$ 2,477
General and administrative	$ 57
Israel Corporation [Member]
Business Combination, Goodwill, and Intangible Assets, Net. (Details) [Line Items]
Gross consideration	$ 2,477